Equity - Summary of Capital Stock (Detail) - shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Capital stock	16,806,658	16,806,658	16,806,658
Series A shares [member]
Disclosure of classes of share capital [line items]
Capital stock	7,936,628	7,936,628	7,936,628
Series D share [member]
Disclosure of classes of share capital [line items]
Capital stock	4,668,366	4,668,366	4,668,366
Series L share [member]
Disclosure of classes of share capital [line items]
Capital stock	2,626,040	2,626,040	2,626,040
Series B share Member
Disclosure of classes of share capital [line items]
Capital stock	1,575,624	1,575,624	1,575,624